ING INVESTORS TRUST

ING LifeStyle Conservative Portfolio

(“Portfolio”)

Supplement dated November 2, 2007

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class Prospectuses, each dated October 17, 2007

Effective immediately, ADV Class, Class I, Class S and Service 2 Class Prospectuses for the Portfolio are revised as follows:

ADV Class Prospectus

1.

The table and the footnotes in the section entitled “ADV Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 6 of the ADV Class Prospectus are hereby deleted in its entirety and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1)(2)	Shareholder Service Fee	Other Expenses		Acquired (Underlying) Fund Fees and Expenses(3)	Total Operating Expenses		Waivers and Reimbursements(4)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	0.50%	0.25%	0.11	%(5)	0.59%	1.59	%(5)	(0.26)%	1.33%

(1)

This table shows the estimated operating expenses for ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, expenses are estimated.

(2)

ING Funds Distributor, LLC has contractually agreed to waive 0.15% of the distribution (12b-1) fee for ADV Class shares of the Portfolio, so that the actual distribution fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)

The Portfolio’s Acquired (Underlying) Funds Fees and Expenses are estimated on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio’s fiscal year.

(4)

ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio’s expenses expected to be waived or reimbursed during the current fiscal year is shown under the heading “Waivers and Reimbursements.” This amount also includes the 0.15% distribution (12b-1) fee waiver footnote (2) explains in more detail. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. For information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

(5)	Includes an estimated 0.06% of non-recurring offering expenses. Excluding this amount Total Operating Expenses would have been 1.53%.

2.	The information in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 9 of the ADV Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years
ING LifeStyle Conservative(1)	$135	$464

(1)	The Example reflects the contractual expense limitation agreement/waiver for the one-year period and the first year of the three-year period.

Class I Prospectus

3.

The table and the footnotes in the section entitled “Class I Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” and the footnotes on page 6 of the Class I Prospectus are hereby deleted in its entirety and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1)	Shareholder Service Fee	Other Expenses		Acquired (Underlying) Fund Fees and Expenses(2)	Total Operating Expenses		Waivers and Reimbursements(3)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	—	—	0.11	%(4)	0.59%	0.84	%(4)	(0.11)%	0.73%

(1)

This table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, expenses are estimated.

(2)

The Portfolio’s Acquired (Underlying) Funds Fees and Expenses are estimated on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio’s fiscal year.

(3)

ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses, and Acquired (Underlying) Fund Fees and Expenses subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio’s expenses expected to be waived or reimbursed during the current fiscal year is shown under the heading “Waivers and Reimbursements.” The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. For information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

(4)	Includes an estimated 0.06% of non-recurring offering expense. Excluding this amount Total Operating Expenses would have been 0.78%.

4.	The information in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 9 of the Class I Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years
ING LifeStyle Conservative(1)	$75	$244

(1)	The Example reflects the contractual expense limitation agreement/waiver for the one-year period and the first year of the three-year period.

Class S Prospectus

5.

The table entitled “Class S Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” and the footnotes on page 6 of the Class S Prospectus are hereby deleted in its entirety and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1)	Shareholder Service Fee	Other Expenses		Acquired (Underlying) Fund Fees and Expenses(2)	Total Operating Expenses		Waivers and Reimbursements(3)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	—	0.25%	0.11	%(4)	0.59%	1.09	%(4)	(0.11)%	0.98%

(1)

This table shows the estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, expenses are estimated.

(2)

The Portfolio’s Acquired (Underlying) Funds Fees and Expenses are estimated on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio’s fiscal year.

(3)

ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage, extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio’s expenses expected to be waived or reimbursed during the current fiscal year is shown under the heading “Waivers and Reimbursements.” The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. For information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

(4)	Includes an estimated 0.06% of non-recurring offering expenses. Excluding this amount Total Operating Expenses would have been 1.03%.

6.	The information in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 9 of the Class S Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years
ING LifeStyle Conservative(1)	$100	$323

(1)	The Example reflects the contractual expense limitation agreement/waiver for the one-year period and the first year of the three-year period.

Service 2 Class Prospectus

7.

The table entitled “Service 2 Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” and the footnotes on page 6 of the Service 2 Class Prospectus are hereby deleted in its entirety and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1)	Shareholder Service Fee	Other Expenses		Acquired (Underlying) Fund Fees and Expenses(3)	Total Operating Expenses		Waivers and Reimbursements(4)	Net Operating Expenses
ING LifeStyle Conservative	0.14%	0.25%	0.25%	0.11	%(5)	0.59%	1.34	%(5)	(0.21)%	1.13%

(1)

This table shows the estimated operating expenses for Service 2 Class shares of the Portfolio as a ratio of expenses to average daily net assets. Because the Portfolio had not commenced operations as of December 31, 2006, expenses are estimated.

(2)

ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the distribution (12b-1) fee for Service 2 Class shares of the Portfolio, so that the actual distribution fee paid by the Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date.

(3)

The Portfolio’s Acquired (Underlying) Funds Fees and Expenses are estimated on a weighted average of the fees and expenses of the Underlying Funds as of December 31, 2006. The amount of fees and expenses of the Underlying Funds borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the annualized net expenses of, the particular Underlying Funds during the Portfolio’s fiscal year.

(4)

ING Investments, LLC, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage extraordinary expenses and Acquired (Underlying) Fund Fees and Expenses subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio’s expenses expected to be waived or reimbursed during the current fiscal year is shown under the heading “Waivers and Reimbursements.” This amount also includes the 0.10% distribution (12b-1) fee waiver footnote (2) explains in more detail. The expense limitation agreement will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement. For information regarding the expense limitation agreement for the Portfolio, please see the Statement of Additional Information.

(5)	Includes an estimated 0.06% of non-recurring offering expenses. Excluding this amount Total Operating Expenses would have been 1.28%.

8.	The information in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 9 of the Service 2 Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years
ING LifeStyle Conservative(1)	$115	$391

(1)	The Example reflects the contractual expense limitation agreement/waiver for the one-year period and the first year of the three-year period.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE